Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	UCLOUDLINK GROUP INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001775898
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39302
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 2214-Rm1, 22/F, Mira Place Tower A
Entity Address, Address Line Two	132 Nathan Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Entity Address, Postal Zip Code	122001
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Unit 2214-Rm1, 22/F, Mira Place Tower A
Entity Address, Address Line Two	132 Nathan Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Yimeng Shi
City Area Code	852
Local Phone Number	2180-6111
Contact Personnel Email Address	ir@ucloudlink.com
Entity Address, Postal Zip Code	122001
American depositary shares
Document Information Line Items
Trading Symbol	UCL
Title of 12(b) Security	American depositary shares (one American depositary share representing ten Class A ordinary shares, par value US$0.00005 per share)
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	246,686,120
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	122,072,980